Annual Operating Expenses {- Franklin Moderate Allocation Fund} - Franklin Fund Allocator Series FAS-26 - Franklin Moderate Allocation Fund	May 01, 2021
Class A
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%
Acquired fund fees and expenses	0.24%	[1]
Total annual Fund operating expenses	0.88%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.88%	[1],[2]
Class C
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Acquired fund fees and expenses	0.24%	[1]
Total annual Fund operating expenses	1.63%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.63%	[1],[2]
Class R
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.14%
Acquired fund fees and expenses	0.24%	[1]
Total annual Fund operating expenses	1.13%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.13%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Acquired fund fees and expenses	0.24%	[1]
Total annual Fund operating expenses	0.57%	[1]
Fee waiver and/or expense reimbursement	(0.03%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.54%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.25%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Acquired fund fees and expenses	0.24%	[1]
Total annual Fund operating expenses	0.63%	[1]
Fee waiver and/or expense reimbursement	none	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.63%	[1],[2]

[1]

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

2. The transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).